Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
aug_MajorAssumptionsMadeConcerningFutureEventsOtherProvisionsInflationRate
Marketable securities, beginning	$ 346	$ 186
Additions, upon acquisition of Eastmain	1,662	0
Additions	102	0
Unrealized net gains	565	160
Marketable securities, ending	$ 2,675	$ 346